Cover	9 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Registrant Name	AMARC RESOURCES LTD.
Entity Central Index Key	0001175596
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Entity Ex Transition Period	false
Entity File Number	000-49869
Entity Address Address Line 1	14th Floor – 1040 W. Georgia Street
Entity Address Address Line 2	1040 West Georgia Street
Entity Address City Or Town	Vancouver
Contact Personnel Email Address	tomwilson@amarcresources.com
Contact Personnel Name	Thomas Wilson
Entity Address Postal Zip Code	V6E 4H1